SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Stockpiles and Ore on Leach Pads (Details)	12 Months Ended
Dec. 31, 2022
Minimum
Stockpiles, Ore on Leach Pads and Inventories
Leach pad recovery rate	50.00%
Maximum
Stockpiles, Ore on Leach Pads and Inventories
Leach pad recovery rate	95.00%